ADDITIONAL FINANCIAL INFORMATION	12 Months Ended
Jan. 02, 2016
ADDITIONAL FINANCIAL INFORMATION
ADDITIONAL FINANCIAL INFORMATION

NOTE 17:  ADDITIONAL FINANCIAL INFORMATION

Licensing-Related Transactions

In November 2011, in connection with the Company's sale of its LIZ CLAIBORNE brand and certain rights to its MONET brand to JCPenney, the Company entered into an agreement with JCPenney to develop exclusive brands for JCPenney, which included payment to the Company of a $20.0 million refundable advance. The agreement terminated by its terms without being exercised on February 1, 2013, and the $20.0 million advance was refunded to JCPenney on February 8, 2013, pursuant to the terms of the agreement.

Following the sale of the Liz Claiborne brand name, the Company maintains: (i) an exclusive supplier arrangement to provide JCPenney with LIZ CLAIBORNE and MONET branded jewelry; (ii) a royalty-free license through December 2016 for the LIZ CLAIBORNE NEW YORK brand, which is sold exclusively at QVC through the amended license agreement between the Company and QVC; and (iii) a royalty-free license through July 2020 to use the LIZWEAR brand to design, manufacture and distribute LIZWEAR-branded products to the club store channel.

Other Expense, Net

Other expense, net primarily consisted of (i) equity in losses of the Company's equity investees of $6.7 million, $2.6 million and $1.2 million for the years ended January 2, 2016, January 3, 2015 and December 28, 2013, respectively; and (ii) foreign currency transaction losses of $4.3 million, $1.6 million and $1.1 million for the years ended January 2, 2016, January 3, 2015 and December 28, 2013, respectively.

Consolidated Statements of Cash Flows Supplementary Disclosures

During the years ended January 2, 2016, January 3, 2015 and December 28, 2013, net income tax (payments) refunds were $(3.1) million, $1.0 million and $2.4 million, respectively. During the years ended January 2, 2016, January 3, 2015 and December 28, 2013, the Company made interest payments of $13.3 million, $34.1 million and $43.6 million, respectively. The Company received interest payments of $4.0 million for the year ended January 3, 2015. As of January 2, 2016, January 3, 2015 and December 28, 2013, the Company accrued capital expenditures totaling $8.1 million, $9.8 million and $13.3 million, respectively.

On February 3, 2014, the Company received a three-year $85.0 million note issued by Lucky Brand LLC (see Note 1 — Basis of Presentation and Significant Accounting Policies), which was reflected in Note Receivable on the accompanying Consolidated Balance Sheet.

During 2014, the Company made business acquisition payments of $32.3 million related to the reacquisition of the KATE SPADE businesses in Southeast Asia (see Note 2 — Acquisition).

During 2013, the Company received net proceeds of $4.0 million from the sale of its noncontrolling interest in Mexx Lifestyle B.V., which is reflected as Net proceeds from disposition on the accompanying Consolidated Statement of Cash Flows.

During 2013, holders of $19.9 million aggregate principal amount of the Convertible Notes converted all of such outstanding Convertible Notes into 5,634,179 shares of the Company's common stock.